UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[USAA
EAGLE
LOGO (R)]


                                 USAA VALUE Fund

                      1st QUARTER Portfolio Of Investments


                                 OCTOBER 31, 2007

                                                                      (FORM N-Q)

48455-1207                                   (C)2007, USAA. All rights reserved.
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OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               COMMON STOCKS (98.4%)

               CONSUMER DISCRETIONARY (12.9%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
      82,900   Hanesbrands, Inc.*                                $        2,573
                                                                 ---------------
               APPAREL RETAIL (0.5%)
      56,700   Men's Wearhouse, Inc.                                      2,396
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (1.3%)
     115,800   American Axle & Manufacturing Holdings, Inc.               3,180
      88,600   Lear Corp.*                                                3,148
                                                                 ---------------
                                                                          6,328
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.6%)
      89,700   Advance Auto Parts, Inc.                                   3,061
                                                                 ---------------
               FOOTWEAR (0.5%)
      89,900   Wolverine World Wide, Inc.                                 2,305
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.5%)
      93,400   Family Dollar Stores, Inc.                                 2,368
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.0%)
      79,300   Home Depot, Inc.                                           2,499
      34,600   Sherwin-Williams Co.                                       2,211
                                                                 ---------------
                                                                          4,710
                                                                 ---------------
               HOMEBUILDING (0.4%)
     178,200   Champion Enterprises, Inc.*(a)                             2,113
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (2.4%)
     159,600   Carnival Corp.                                             7,658
      88,000   Royal Caribbean Cruises Ltd.                               3,773
                                                                 ---------------
                                                                         11,431
                                                                 ---------------
               HOUSEHOLD APPLIANCES (2.7%)
      57,300   Helen of Troy Ltd.*                                        1,031
     178,000   Stanley Works                                             10,244
      21,100   Whirlpool Corp.                                            1,671
                                                                 ---------------
                                                                         12,946
                                                                 ---------------
               LEISURE PRODUCTS (0.6%)
      81,900   Brunswick Corp.                                            1,827
      64,800   Marinemax, Inc.*(a)                                          923
                                                                 ---------------
                                                                          2,750
                                                                 ---------------
               PUBLISHING (1.3%)
      58,400   Gannett Co., Inc.                                          2,477
      94,900   Idearc, Inc.                                               2,560
     137,500   Valassis Communications, Inc.*                             1,354
                                                                 ---------------
                                                                          6,391
                                                                 ---------------
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                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               SPECIALTY STORES (0.6%)
     155,000   Office Depot, Inc.*                               $        2,908
                                                                 ---------------
               Total Consumer Discretionary                              62,280
                                                                 ---------------

               CONSUMER STAPLES (8.2%)
               -----------------------
               PACKAGED FOODS & MEAT (0.8%)
     121,336   Kraft Foods, Inc. "A"                                      4,054
                                                                 ---------------
               TOBACCO (7.4%)
     121,400   Altria Group, Inc.                                         8,854
     122,900   Imperial Tobacco Group plc ADR                            12,491
      48,600   Loews Corp. - Carolina Group                               4,169
      51,900   Reynolds American, Inc.                                    3,344
     129,500   UST, Inc.                                                  6,905
                                                                 ---------------
                                                                         35,763
                                                                 ---------------
               Total Consumer Staples                                    39,817
                                                                 ---------------

               ENERGY (9.6%)
               -------------
               INTEGRATED OIL & GAS (7.1%)
      35,900   Chevron Corp.                                              3,285
     125,600   ConocoPhillips                                            10,671
      22,500   Marathon Oil Corp.                                         1,330
      90,200   Murphy Oil Corp.                                           6,642
     179,000   Occidental Petroleum Corp.                                12,360
                                                                 ---------------
                                                                         34,288
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      54,850   Encore Acquisition Co.*                                    2,013
      77,900   EXCO Resources, Inc.*                                      1,315
                                                                 ---------------
                                                                          3,328
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.8%)
     217,600   El Paso Corp.                                              3,843
     185,300   Spectra Energy Corp.                                       4,814
                                                                 ---------------
                                                                          8,657
                                                                 ---------------
               Total Energy                                              46,273
                                                                 ---------------

               FINANCIALS (20.4%)
               ------------------
               CONSUMER FINANCE (3.9%)
     105,700   American Express Co.                                       6,443
      70,000   Capital One Financial Corp.                                4,591
     163,400   SLM Corp.                                                  7,706
                                                                 ---------------
                                                                         18,740
                                                                 ---------------
               DIVERSIFIED BANKS (1.1%)
     159,500   Wells Fargo & Co.                                          5,425
                                                                 ---------------
               INSURANCE BROKERS (0.6%)
      70,100   Willis Group Holdings Ltd.                                 2,967
                                                                 ---------------
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OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
--------------------------------------------------------------------------------

               INVESTMENT BANKING & BROKERAGE (1.0%)
      41,900   Bear Stearns Companies, Inc.                      $        4,760
                                                                 ---------------
               MULTI-LINE INSURANCE (2.7%)
     124,400   American International Group, Inc.                         7,852
      51,400   Hartford Financial Services Group, Inc.                    4,987
                                                                 ---------------
                                                                         12,839
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.1%)
     177,259   Bank of America Corp.                                      8,558
     178,600   Citigroup, Inc.                                            7,483
      81,300   JPMorgan Chase & Co.                                       3,821
                                                                 ---------------
                                                                         19,862
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (2.9%)
      96,000   Allstate Corp.                                             5,030
      61,200   Axis Capital Holdings Ltd.                                 2,432
      50,200   Stewart Information Services Corp.                         1,456
      69,600   XL Capital Ltd. "A"                                        5,008
                                                                 ---------------
                                                                         13,926
                                                                 ---------------
               REGIONAL BANKS (0.9%)
      27,100   Bank of Hawaii Corp.                                       1,441
      17,718   Cullen/Frost Bankers, Inc.                                   942
     106,600   South Financial Group, Inc.                                2,202
                                                                 ---------------
                                                                          4,585
                                                                 ---------------
               REITS - INDUSTRIAL (0.7%)
      86,300   First Industrial Realty Trust, Inc.(a)                     3,517
                                                                 ---------------
               REITS - MORTGAGE (0.9%)
     254,500   Annaly Capital Management, Inc.                            4,349
                                                                 ---------------
               REITS - OFFICE (0.2%)
     136,100   American Financial Realty Trust                              917
                                                                 ---------------
               SPECIALIZED FINANCE (0.3%)
      45,900   CIT Group, Inc.                                            1,618
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (1.1%)
      98,200   New York Community Bancorp, Inc.(a)                        1,828
     197,480   People's United Financial, Inc.                            3,511
                                                                 ---------------
                                                                          5,339
                                                                 ---------------
               Total Financials                                          98,844
                                                                 ---------------

               HEALTH CARE (12.5%)
               -------------------
               HEALTH CARE EQUIPMENT (2.1%)
     118,600   Baxter International, Inc.                                 7,117
      58,200   Hillenbrand Industries, Inc.                               3,214
                                                                 ---------------
                                                                         10,331
                                                                 ---------------
               HEALTH CARE FACILITIES (0.3%)
      88,000   Service Corp. International                                1,273
                                                                 ---------------
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                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
--------------------------------------------------------------------------------

               HEALTH CARE SERVICES (1.0%)
      88,500   Omnicare, Inc.(a)                                $         2,611
      47,400   Quest Diagnostics, Inc.                                    2,520
                                                                 ---------------
                                                                          5,131
                                                                 ---------------
               MANAGED HEALTH CARE (4.3%)
      69,900   Coventry Health Care, Inc.*                                4,216
     139,400   UnitedHealth Group, Inc.                                   6,851
     124,800   WellPoint, Inc.*                                           9,888
                                                                 ---------------
                                                                         20,955
                                                                 ---------------
               PHARMACEUTICALS (4.8%)
     245,800   Bristol-Myers Squibb Co.                                   7,372
     344,800   Pfizer, Inc.                                               8,486
     107,800   Valeant Pharmaceuticals International*                     1,568
     116,700   Wyeth                                                      5,675
                                                                 ---------------
                                                                         23,101
                                                                 ---------------
               Total Health Care                                         60,791
                                                                 ---------------

               INDUSTRIALS (15.7%)
               -------------------
               AEROSPACE & DEFENSE (4.3%)
      52,100   Goodrich Corp.                                             3,629
     135,900   Honeywell International, Inc.                              8,210
      81,500   L-3 Communications Holdings, Inc.                          8,936
                                                                 ---------------
                                                                         20,775
                                                                 ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
      82,000   Insituform Technologies, Inc. "A"*(a)                      1,153
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
      43,700   Terex Corp.*                                               3,243
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
     108,100   Emerson Electric Co.                                       5,650
      51,600   Regal-Beloit Corp.                                         2,531
                                                                 ---------------
                                                                          8,181
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (0.7%)
      39,700   3M Co.                                                     3,428
                                                                 ---------------
               INDUSTRIAL MACHINERY (4.5%)
      61,300   Briggs & Stratton Corp.(a)                                 1,380
      37,000   Flowserve Corp.                                            2,922
      42,100   Harsco Corp.                                               2,552
     164,000   Illinois Tool Works, Inc.                                  9,391
      36,600   ITT Corp.                                                  2,449
      61,300   Kaydon Corp.                                               3,297
                                                                 ---------------
                                                                         21,991
                                                                 ---------------
               MARINE (0.4%)
      47,900   Kirby Corp.*                                               2,188
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (1.4%)
      52,800   Avery Dennison Corp.                                       3,057
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OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
--------------------------------------------------------------------------------
      88,600   Pitney Bowes, Inc.                               $         3,548
                                                                 ---------------
                                                                          6,605
                                                                 ---------------
               RAILROADS (1.2%)
      66,000   Burlington Northern Santa Fe Corp.                         5,752
                                                                 ---------------
               TRUCKING (0.6%)
      32,700   Covenant Transport, Inc. "A"*                                248
      53,600   Ryder System, Inc.                                         2,564
                                                                 ---------------
                                                                          2,812
                                                                 ---------------
               Total Industrials                                         76,128
                                                                 ---------------

               INFORMATION TECHNOLOGY (6.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.5%)
     155,900   Mentor Graphics Corp.*                                     2,498
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (1.4%)
     168,800   Nokia Corp. ADR                                            6,705
                                                                 ---------------
               COMPUTER HARDWARE (0.4%)
      50,800   Diebold, Inc.                                              2,126
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
      53,900   Computer Sciences Corp.*                                   3,147
       6,200   MasterCard, Inc. "A"                                       1,175
                                                                 ---------------
                                                                          4,322
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.8%)
      61,700   Littelfuse, Inc.*                                          1,964
     133,800   Vishay Intertechnology, Inc.*                              1,685
                                                                 ---------------
                                                                          3,649
                                                                 ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.8%)
      75,800   Mercury Computer Systems, Inc.*                            1,185
     106,700   Plexus Corp.*                                              2,753
                                                                 ---------------
                                                                          3,938
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.6%)
      61,400   Maximus, Inc.                                              2,942
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (0.9%)
     130,100   Applied Materials, Inc.                                    2,526
     137,200   Brooks Automation, Inc.*                                   1,781
                                                                 ---------------
                                                                          4,307
                                                                 ---------------
               Total Information Technology                              30,487
                                                                 ---------------

               MATERIALS (2.3%)
               ----------------
               ALUMINUM (0.5%)
      40,500   Century Aluminum Co.*                                      2,357
                                                                 ---------------
               DIVERSIFIED CHEMICALS (1.4%)
     138,400   E.I. du Pont de Nemours & Co.                              6,852
                                                                 ---------------
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OCTOBER 31, 2007 (UNAUDITED)

                                                                         MARKET
      NUMBER                                                              VALUE
   OF SHARES   SECURITY                                                    (000)
--------------------------------------------------------------------------------

               SPECIALTY CHEMICALS (0.4%)
     245,400   Polyone Corp.*                                   $         1,961
                                                                 ---------------
               Total Materials                                           11,170
                                                                 ---------------

               TELECOMMUNICATION SERVICES (4.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.2%)
     211,830   AT&T, Inc.                                                 8,852
     246,900   Verizon Communications, Inc.                              11,375
                                                                 ---------------
                                                                         20,227
                                                                 ---------------
               Total Telecommunication Services                          20,227
                                                                 ---------------

               UTILITIES (6.3%)
               ----------------
               ELECTRIC UTILITIES (3.3%)
     224,500   Duke Energy Corp.                                          4,304
      76,100   Entergy Corp.                                              9,122
      61,500   Pinnacle West Capital Cor.                                 2,484
                                                                 ---------------
                                                                         15,910
                                                                 ---------------
               MULTI-UTILITIES (3.0%)
      145,200  CenterPoint Energy, Inc.                                   2,434
       65,400  Dominion Resources, Inc.                                   5,993
       99,750  MDU Resources Group, Inc.                                  2,809
      153,500  Xcel Energy, Inc.                                          3,461
                                                                 ---------------
                                                                         14,697
                                                                 ---------------
               Total Utilities                                           30,607
                                                                 ---------------
               Total Common Stocks (cost: $393,734)                     476,624
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (1.4%)

               MONEY MARKET FUNDS (1.4%)
   6,868,777   SSgA Prime Money Market Fund, 4.95%(b)
                  (cost:  $6,869)                                         6,869
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.8%)

               MONEY MARKET FUNDS (0.2%)
     917,517   AIM Short-Term Investment Co.
                  Liquid Assets Portfolio, 5.00%(b)                         918
                                                                 ---------------
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USAA VALUE FUND
OCTOBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                                              MARKET
      AMOUNT                                                               VALUE
       (000)   SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (1.6%)
$    6,000     Credit Suisse First Boston LLC, 4.82%, acquired
                 on 10/31/2007 and due 11/01/2007 at $6,000
                 (collateralized by $6,355 of Freddie Mac Discount
                 Notes(c), 4.41%(d), due 9/15/2008; market value
                 $6,123)                                         $        6,000
     2,000     Deutsche Bank Securities, Inc., 4.82%, acquired
                 on 10/31/2007 and due 11/01/2007 at $2,000
                 (collateralized by $1,933 of Fannie Mae Notes(c)
                 5.38%, due 7/15/2016; market value $2,040)               2,000
                                                                 ---------------
               Total Repurchase Agreements                                8,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
                 Collateral From Securities Loaned
                 (cost: $8,918)                                           8,918
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $409,521)             $         492,411
                                                                 ===============
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USAA VALUE FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities
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USAA VALUE FUND
OCTOBER 31, 2007 (UNAUDITED)

may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5.  Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the
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USAA VALUE FUND
OCTOBER 31, 2007 (UNAUDITED)

repurchase   agreement.   The  Fund's  Manager   monitors  the  creditworthiness
of  sellers  with  which  the Fund may enter  into  repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $8,429,000.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $100,032,000 and $17,142,000 respectively, resulting in net unrealized appreciation of $82,890,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $484,542,000 at October 31, 2007, and, in total, may not equal 100%. Investments in foreign securities were 5.1% of net assets at October 31, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT           Real Estate Investment Trust


SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2007.

  N O T E S
========================--------------------------------------------------------
                             to Portfolio of INVESTMENTS
                             (continued)


USAA VALUE FUND
OCTOBER 31, 2007 (UNAUDITED)


(b) Rate represents the money market fund annualized seven-day yield at October 31, 2007.

(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government

(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

*         Non-income-producing  security  for  the  12 months  preceding October
          31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.